Disclosures about fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	Quoted Prices in Active Markets For Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Balance as of December 31,	Balance as of December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Assets
Cash equivalents	$173,653	$198,811	$—	$—	$—	$—	$173,653	$198,811
Short-term Investments	25,000	—	12,459	—	—	—	37,459	—
Derivatives	—	—	93,177	121,031	—	—	93,177	121,031
Total Assets	$198,653	$198,811	$105,636	$121,031	$—	$—	$304,289	$319,842
Liabilities
Derivatives	$—	$—	$29,529	$22,977	$—	$—	$29,529	$22,977
Total Liabilities	$—	$—	$29,529	$22,977	$—	$—	$29,529	$22,977